Financial instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments [Line Items]
Other current financial assets	$ 919,049	$ 348,069
Banco Itaú CorpBanca [Member]
Financial instruments [Line Items]
Other current financial assets	195,471	49,006
Financial assets at amortised cost [member]
Financial instruments [Line Items]
Other current financial assets	905,170	345,459
Financial assets at amortised cost [member] | Banco de Credito e Inversiones [Member]
Financial instruments [Line Items]
Other current financial assets	34,325	185,589
Financial assets at amortised cost [member] | Banco Santander [Member]
Financial instruments [Line Items]
Other current financial assets	65,899	45,168
Financial assets at amortised cost [member] | Banco de Chile [Member]
Financial instruments [Line Items]
Other current financial assets	0	0
Financial assets at amortised cost [member] | Scotiabank Sud Americano [Member]
Financial instruments [Line Items]
Other current financial assets	289,421	31,668
Financial assets at amortised cost [member] | JP Morgan Asset Management [Member]
Financial instruments [Line Items]
Other current financial assets	0	34,028
Financial assets at amortised cost [member] | Sumitomo Mitsui Banking [Member]
Financial instruments [Line Items]
Other current financial assets	$ 320,054	$ 0